PREMISES AND EQUIPMENT, NET (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Beginning	$ 3,115,697	$ 3,052,266
Acquisitions	1,039,913	1,051,907
Transfers		3,031
Expenses - depreciation	(316,281)	(329,258)
Disposals	(473,683)	(479,810)
Assets classified as held for sale	(206,081)	(108,000)
Subsidiary liquidation	(23,106)
Effect of changes in foreign exchange rate	(9,054)	(74,439)
Balance at Ending	3,127,405	3,115,697
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Beginning	4,615,370	4,504,163
Acquisitions	1,042,779	1,054,676
Transfers		4,523
Expenses - depreciation	0	0
Disposals	(523,586)	(629,178)
Assets classified as held for sale	(325,016)	(214,305)
Subsidiary liquidation	(38,894)
Effect of changes in foreign exchange rate	(28,161)	(104,509)
Balance at Ending	4,742,492	4,615,370
Gross carrying amount [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Beginning	334,499	355,907
Acquisitions	4,050	0
Transfers		0
Expenses - depreciation	0	0
Disposals	(904)	(8,692)
Assets classified as held for sale	0	0
Subsidiary liquidation	0
Effect of changes in foreign exchange rate	(283)	(12,716)
Balance at Ending	337,362	334,499
Gross carrying amount [member] | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Beginning	32,883	61,322
Acquisitions	48,849	34,428
Transfers		0
Expenses - depreciation	0	0
Disposals	(76,066)	(59,873)
Assets classified as held for sale	0	(766)
Subsidiary liquidation	0
Effect of changes in foreign exchange rate	(537)	(2,228)
Balance at Ending	5,129	32,883
Gross carrying amount [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Beginning	1,185,296	1,185,109
Acquisitions	130,766	88,506
Transfers		0
Expenses - depreciation	0	0
Disposals	(27,041)	(43,997)
Assets classified as held for sale	0	(24,293)
Subsidiary liquidation	(5,973)
Effect of changes in foreign exchange rate	21,491	(20,029)
Balance at Ending	1,304,539	1,185,296
Gross carrying amount [member] | Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Beginning	572,699	531,176
Acquisitions	40,187	74,117
Transfers		2,029
Expenses - depreciation	0	0
Disposals	(12,647)	(19,962)
Assets classified as held for sale	(111)	0
Subsidiary liquidation	(37)
Effect of changes in foreign exchange rate	1,184	(14,661)
Balance at Ending	601,275	572,699
Gross carrying amount [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Beginning	717,464	761,961
Acquisitions	100,939	92,723
Transfers		2,348
Expenses - depreciation	0	0
Disposals	(29,301)	(120,241)
Assets classified as held for sale	(6,025)	(3,309)
Subsidiary liquidation	(39)
Effect of changes in foreign exchange rate	(562)	(16,018)
Balance at Ending	782,476	717,464
Gross carrying amount [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Beginning	1,461,628	1,240,211
Acquisitions	650,232	682,070
Transfers		146
Expenses - depreciation	0	0
Disposals	(305,457)	(278,175)
Assets classified as held for sale	(318,880)	(185,937)
Subsidiary liquidation	(32,845)
Effect of changes in foreign exchange rate	(43,969)	3,313
Balance at Ending	1,410,709	1,461,628
Gross carrying amount [member] | Aircraft [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Beginning	60,614	63,619
Acquisitions	0	0
Transfers		0
Expenses - depreciation	0	0
Disposals	(59,614)	0
Assets classified as held for sale	0	0
Subsidiary liquidation	0
Effect of changes in foreign exchange rate	(1,000)	(3,005)
Balance at Ending	0	60,614
Gross carrying amount [member] | Ongoing Imports [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Beginning	1,929	21,192
Acquisitions	6,472	59,777
Transfers		0
Expenses - depreciation	0	0
Disposals	(4,744)	(54,598)
Assets classified as held for sale	0	0
Subsidiary liquidation	0
Effect of changes in foreign exchange rate	(155)	(24,442)
Balance at Ending	3,502	1,929
Gross carrying amount [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Beginning	248,358	283,666
Acquisitions	61,284	23,055
Transfers		0
Expenses - depreciation	0	0
Disposals	(7,812)	(43,640)
Assets classified as held for sale	0	0
Subsidiary liquidation	0
Effect of changes in foreign exchange rate	(4,330)	(14,723)
Balance at Ending	297,500	248,358
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Beginning	(1,499,673)	(1,451,897)
Acquisitions	(2,866)	(2,769)
Transfers		(1,492)
Expenses - depreciation	(316,281)	(329,258)
Disposals	49,903	149,368
Assets classified as held for sale	118,935	106,305
Subsidiary liquidation	15,788
Effect of changes in foreign exchange rate	19,107	30,070
Balance at Ending	(1,615,087)	(1,499,673)
Accumulated depreciation and amortisation [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Beginning	(259,400)	(269,316)
Acquisitions	0	(54)
Transfers		0
Expenses - depreciation	(29,451)	(31,007)
Disposals	3,449	16,942
Assets classified as held for sale	0	13,569
Subsidiary liquidation	0
Effect of changes in foreign exchange rate	284	10,466
Balance at Ending	(285,118)	(259,400)
Accumulated depreciation and amortisation [member] | Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Beginning	(300,731)	(270,193)
Acquisitions	0	(1,243)
Transfers		(866)
Expenses - depreciation	(39,912)	(43,150)
Disposals	9,317	7,176
Assets classified as held for sale	95	0
Subsidiary liquidation	30
Effect of changes in foreign exchange rate	(2,853)	7,545
Balance at Ending	(334,054)	(300,731)
Accumulated depreciation and amortisation [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Beginning	(477,339)	(484,520)
Acquisitions	0	(1,338)
Transfers		(606)
Expenses - depreciation	(73,772)	(89,771)
Disposals	46,358	83,763
Assets classified as held for sale	5,740	2,864
Subsidiary liquidation	18
Effect of changes in foreign exchange rate	1,019	12,269
Balance at Ending	(497,976)	(477,339)
Accumulated depreciation and amortisation [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Beginning	(387,491)	(342,606)
Acquisitions	(2,866)	(134)
Transfers		(20)
Expenses - depreciation	(144,159)	(141,290)
Disposals	14,022	9,889
Assets classified as held for sale	113,100	89,872
Subsidiary liquidation	15,740
Effect of changes in foreign exchange rate	20,378	(3,202)
Balance at Ending	(371,276)	(387,491)
Accumulated depreciation and amortisation [member] | Aircraft [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Beginning	(6,227)	(4,126)
Acquisitions	0	0
Transfers		0
Expenses - depreciation	(356)	(2,336)
Disposals	6,480	0
Assets classified as held for sale	0	0
Subsidiary liquidation	0
Effect of changes in foreign exchange rate	103	235
Balance at Ending	0	(6,227)
Accumulated depreciation and amortisation [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Beginning	(68,485)	(81,136)
Acquisitions	0	0
Transfers		0
Expenses - depreciation	(28,631)	(21,704)
Disposals	(29,723)	31,598
Assets classified as held for sale	0	0
Subsidiary liquidation	0
Effect of changes in foreign exchange rate	176	2,757
Balance at Ending	$ (126,663)	$ (68,485)